United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ];		Amendment Number:
This Amendment (Check ony one.)		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RREEF America, LLC
Address:	875 N. Michigan Ave.
		41st Floor
		Chicago, IL  60611-1901

13F File Number:  28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Karen J. Knudson
Title:	Principal/PM
Phone:	312-266-9300

Signature, Place and Date of Signing:

	Karen J. Knudson		Chicago, IL		April 15, 2002

Report Type (Check only one):

	[X] 13F HOLDINGS REPORT.

	[  ] 13F NOTICE.

	[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:		49

Form 13f Information Table Value Total:		2626438
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB CORP.                      COM              00163T109    85692  3116067 SH       SOLE                  2187549            928518
APARTMENT INVT & MGMT CL A     COM              03748R101    75021  1550988 SH       SOLE                  1029788            521200
ARCHSTONE SMITH TR COM         COM              039583109   129163  4821307 SH       SOLE                  3387810           1433497
ARDEN REALTY GROUP INC.        COM              039793104    82073  2889904 SH       SOLE                  2005067            884837
AVALON BAY COMMUNITIES         COM              053484101    87679  1760614 SH       SOLE                  1219805            540809
BOSTON PROPERTIES INC          COM              101121101   127455  3230800 SH       SOLE                  2192437           1038363
BRE PROPERTIES INC CL A        COM              05564E106    85480  2629340 SH       SOLE                  1743300            886040
BROOKFIELD                     COM              112900105   111633  5875415 SH       SOLE                  3846655           2028760
CAMDEN PPTY TR SH BEN INT      COM              133131102    68618  1754050 SH       SOLE                  1226950            527100
CARR RLTY CORP COM             COM              144418100    95078  3026993 SH       SOLE                  1997693           1029300
CENTERPOINT PPTYS CORP COM     COM              151895109    24377   451000 SH       SOLE                   294400            156600
CHELSEA PROPERTY GROUP INC     COM              163421100   117198  2168718 SH       SOLE                  1427318            741400
DEVELOPERS DIVERS RLTY COM     COM              251591103    62840  2992400 SH       SOLE                  1932300           1060100
DIVERSIFIED STORAGE VENTURE FD COM                           18079      104 SH       SOLE                      104
DUKE REALTY CORP               COM              264411505     3604   138600 SH       SOLE                    92900             45700
EQUITY OFFICE PROPERTIES TRUST COM              294741103    93321  3111747 SH       SOLE                  2052355           1059392
EQUITY RESIDENT                COM              29476L107    82460  2869182 SH       SOLE                  1952056            917126
ESSEX PPTY TR INC COM          COM              297178105    48842   936038 SH       SOLE                   633888            302150
FEDERAL REALTY INVT TR SH BEN  COM              313747206    36158  1408551 SH       SOLE                   877000            531551
GENERAL GROWTH PPTYS COM       COM              370021107   150910  3414249 SH       SOLE                  2269518           1144731
HOME PPTYS N Y INC COM         COM              437306103     2151    62450 SH       SOLE                    62450
HRPT PROPERTIES TRUST          COM              40426w101      874    97100 SH       SOLE                                      97100
INNKEEPERS USA TR COM          COM              4576J0104    13199  1162873 SH       SOLE                   754673            408200
KEYSTONE PROPERTY TRUST        COM              493596100      921    65300 SH       SOLE                    37000             28300
KIMCO REALTY CORP COM          COM              49446R109   107256  3280000 SH       SOLE                  2176500           1103500
KOGER EQUITY INC COM           COM              500228101     3971   222200 SH       SOLE                   128000             94200
LIBERTY PPTY TR SH BEN INT     COM              531172104    63836  1979400 SH       SOLE                  1358550            620850
MACK CALI REALTY CORP COM      COM              554489104     2487    71700 SH       SOLE                    71700
NEW PLAN EXCEL REALTY TRUST    COM              648053106     4010   200000 SH       SOLE                   120000             80000
PAN PACIFIC REALTY             COM              69806L104    50442  1650042 SH       SOLE                  1132842            517200
POST PPTYS INC COM             COM              737464107    15681   466710 SH       SOLE                   302310            164400
PRENTISS PROPERTIES            COM              740706106      295    10000 SH       SOLE                    10000
PROLOGIS TR                    COM              743410102    77453  3317036 SH       SOLE                  2355236            961800
PUBLIC STORAGE INC COM         COM              74460D109    93209  2518485 SH       SOLE                  1669089            849396
Phillips International Realty  COM              718333107     1960   799850 SH       SOLE                   143950            655900
RECKSON ASSOCS RLTY COM        COM              75621K106    50220  2036514 SH       SOLE                  1394214            642300
RFS HOTEL INVS INC COM         COM              74955J108      875    59500 SH       SOLE                    33800             25700
Regency Centers Corp           COM              758849103     9191   316700 SH       SOLE                   210800            105900
SECURITY CAP GROUP INC CL A    COM              81413p105    50818    39857 SH       SOLE                    39857
SECURITY CAP GROUP INC CL B    COM              81413P204    38917  1527969 SH       SOLE                  1512329             15640
SECURITY CAP PFD GROWTH COM    COM                           17231   698734 SH       SOLE                   698734
SIMON PROPERTY GROUP, INC.     COM              828806109   206442  6326742 SH       SOLE                  4239192           2087550
SL GREEN REALTY CORP           COM              78440X101    60444  1798920 SH       SOLE                  1255720            543200
STARWOOD HOTELS & RESORTS WORL COM              85590A203     3133    83300 SH       SOLE                    83300
SUN COMMUNITIES INC COM        COM              866674104    12698   323100 SH       SOLE                   206700            116400
TAUBMAN CTRS INC COM           COM              876664103    33760  2241700 SH       SOLE                  1521900            719800
UNITED DOMINION RLTYTR COM     COM              910197102    47593  3004616 SH       SOLE                  1967260           1037356
VORNADO RLTY TR SH BEN INT     COM              929042109    70827  1603880 SH       SOLE                  1144380            459500
VORNADO RLTY TR PFD CONV SER A PFD              929042208      866    14200 SH       SOLE                    14200